Average Annual Total Returns{- Fidelity Advisor Freedom® 2020 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® 2020 Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Freedom 2020 Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom 2020 Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Freedom 2020 Fund-Class M Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Past 5 years	Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	Past 1 year	Past 5 years	Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0202 Past 1 year	F0202 Past 5 years	F0202 Past 10 years
Total	2.10%	8.33%	7.59%	(0.77%)	6.11%	5.79%	2.49%	6.03%	5.58%	4.27%	8.58%	7.57%	6.61%	8.82%	7.58%	8.63%	9.90%	8.49%	8.75%		10.05%	[1]	Oct. 02, 2018	(1.54%)	3.57%	2.90%	28.71%	18.47%	16.55%	8.68%	9.82%	8.80%

[1]	(a)Since inception October 2, 2018.